Fair Value of Financial Instruments - Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Volatility decrease 10 percentage points	$ 331,748	$ 327,779
Volatility increase 10 percentage points	340,401	336,942
Risk-free interest rate decrease 1 percentage point	335,980	332,581
Risk-free interest rate increase 1 percentage point	336,752	333,707
Market interest rate decrease 1 percentage point	342,389	340,451
Market interest rate increase 1 percentage point	330,498	326,065
American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Share price decrease 30%	328,990	322,377
Share price increase 30%	$ 346,719	$ 346,524